Stockholders' Equity	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stockholders' Equity

6. Shareholders’ Equity

Ordinary Shares

As of March 31, 2021, the Company’s authorized capital shares consisted of 160,000,000 ordinary shares with a par value of £0.00001 per share

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and approved by the shareholders. As of March 31, 2021, the Company has not declared any dividends.

Initial Public Offering and Impact of Corporate Reorganization

On August 11, 2020, the Company completed its IPO. As part of the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at a public offering price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in additional net proceeds of $18.9 million. The total net proceeds were approximately $161.8 million, after deducting underwriting discounts, commissions and offering expense paid by the Company of $12.5 million.

Prior to the Company’s corporate reorganization and IPO, the Company had issued series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares. As part of the Company’s corporate reorganization and prior to its IPO, all shareholders of Freeline Therapeutics Limited exchanged each of their shares for shares of Freeline Therapeutics Holdings Limited, resulting in each shareholder holding the same number and class of newly issued shares of £1.00 each in Freeline Therapeutics Holdings Limited. Each resulting share was subdivided into (i) one share of the same class, with a nominal value of £0.00001, and (ii) one deferred share of £0.99999 nominal value. Immediately prior to the closing of the IPO, the different classes of shares were converted into a single class of ordinary shares and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares created various classes of deferred shares.

Deferred shares

Deferred shares are a unit of equity that confer to their holder effectively no economic rights or any voting rights. The Company, without the consent of the shareholder, may transfer deferred shares at any time for $nil consideration.

The deferred share structure was as follows:

Deferred Shares of £0.00001 – The 275,784 existing deferred shares of £0.00001 nominal value in the capital of Freeline Therapeutics Limited (resulting from the redesignation of ordinary shares granted pursuant to Freeline Therapeutics Limited’s share incentive program after the holders thereof ceased to be employees) were exchanged for deferred shares Freeline Therapeutics Holdings Limited as part of the share exchange described above. A further 1,249,462 E ordinary shares and 531,482 F ordinary shares were converted into 1,780,944 deferred shares prior to the IPO. An additional 142,443,366 deferred shares of £0.00001 nominal value were created as a result of the reorganization of the series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares into a single class of ordinary shares and the subsequent 1-for-0.159 reverse split as described above.

Deferred Shares of £0.001 – Following the share-for-share exchange between Freeline Therapeutics Limited and Freeline Therapeutics Holdings Limited as described above, each resulting series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares and F ordinary shares of £1.00 in Freeline Therapeutics Holdings Limited was subdivided into one share of the same class, with a nominal value of £0.00001 and one deferred share with a nominal value of £0.99999, resulting in 123,638,835 deferred shares. Freeline Therapeutics Holdings Limited then reduced its issued share capital pursuant to Chapter 10 of Para 17 of the Companies Act by way of reduction of the nominal value of their deferred shares of £0.99999 issued and outstanding to £0.001 per share and the aggregate nominal residual value of $0.2 million was utilized by management as the required £50,000 of share capital to re-register Freeline Therapeutics Holdings Limited as Freeline Therapeutics Holdings plc.

In the first quarter of 2021, (i) 100,000,000 deferred shares of £0.001 each were consolidated into a single deferred share of £100,000 nominal value, and (ii) the remaining 23,638,835 deferred shares of £0.001 each and all 144,500,094 deferred shares of £0.00001 each were canceled. The remaining deferred share of £100,000 nominal value is presented as a separate class of equity on the balance sheet and statement of shareholder’s equity.

Deferred shares are not included in the Company’s potentially dilutive securities as they are not ordinary shares and have no available conversion rights.

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at March 31, 2021 and December 31, 2020.

	March 31,	December 31,
	2021	2020
Ordinary shares	35,843,902	35,854,945
Deferred shares of £0.00001	28,847	144,517,898
Deferred shares of £0.001	—	123,638,835
Deferred shares of £100,000	1	—
Total ordinary and deferred shares	35,872,750	304,011,678